Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Basic earnings per share [abstract]
Profit for the year attributable to equity holders of the Company	£ 21,410	£ 24,007	£ 18,975
Weighted average number of shares outstanding (in shares)	53,423,575	50,116,979	45,100,165
Earnings per share - basic (in gbp per share)	£ 0.40	£ 0.48	£ 0.42
Diluted earnings per share [abstract]
Profit for the year attributable to equity holders of the Company	£ 21,410	£ 24,007	£ 18,975
Fair value movement of financial liabilities	0	0	126
Profit for the year attributable to equity holders of the Company including impact of fair value adjustment of contingent consideration	£ 21,410	£ 24,007	£ 19,101
Weighted average number of shares outstanding (in shares)	53,423,575	50,116,979	45,100,165
Diluted by: options in issue and contingent shares (in shares)	2,641,505	4,909,244	5,326,051
Weighted average number of shares outstanding (diluted) (in shares)	56,065,080	55,026,223	50,426,216
Earnings per share - diluted (in gbp per share)	£ 0.38	£ 0.44	£ 0.38